Inventories (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 3,296,095	$ 2,981,075	$ 2,012,748